STOCK-BASED COMPENSATION - Assumptions Used for Stock Options (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
STOCK-BASED COMPENSATION
Expected term (years)	6 years	6 years
Dividend	0.00%	0.00%
Maximum
STOCK-BASED COMPENSATION
Volatility	83.28%	100.00%
Risk-free interest rate	4.68%	3.96%
Minimum
STOCK-BASED COMPENSATION
Volatility	82.02%	82.47%
Risk-free interest rate	3.59%	1.65%